Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Abstract]
Trade receivables	£ 2,868	£ 3,306
Loans and other receivables	1,082	1,214
Prepayments and accrued income	323	289
Net trade and other receivables per balance sheet	4,273	4,809
Trade and other receivables, Current	3,588	4,053
Trade and other receivables, Non-current	£ 685	£ 756